Note 22 SSL IPO (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	May 28, 2014
SSL IPO Disclosure [Line Items]
Payments to Acquire Equity Method Investments	$ 58,500,000	$ 67,000,000	$ 47,800,000
Equity Investment from JV Partners				93,600,000
Payments to Acquire Businesses, Net of Cash Acquired	719,000,000	7,300,000	0
SMP Ltd. [Member]
SSL IPO Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues				9,625,578
SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues				8,280,000
Shares Issued, Price Per Share				13.00
Payments to Acquire Equity Method Investments		98,000,000
Payments of Stock Issuance Costs				9,400,000
Over-allotment [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues				1,080,000
SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Proceeds from Issuance of Private Placement				31,500,000
Payments for Repurchase of Redeemable Noncontrolling Interest				0.20
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Korea (South), Won | SMP JV [Member]
SSL IPO Disclosure [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				0
SMP Ltd. [Member]
SSL IPO Disclosure [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				35.00%	35.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage				85.00%	85.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				140,700,000
Parent Company [Member] | SMP JV [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		56.80%
Samsung Entities [Member] | SMP JV [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		23.10%
Other shareholders [Member] | SMP JV [Member] | SunEdison Semiconductor Ltd. [Member]
SSL IPO Disclosure [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		20.00%